Fees Summary	Oct. 05, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $10,140,000.
Narrative - Max Aggregate Offering Price	$ 10,140,000
Final Prospectus	true